Taxation - Summary of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 1,280	€ 1,113
Deferred tax liabilities	(4,342)	(3,995)
Total	(3,062)	(2,882)	€ (3,326)
Of which deferred tax to be recovered/(settled) after more than 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	879	756
Deferred tax liabilities	(4,581)	(4,199)
Total	(3,702)	(3,443)
Pensions and similar obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(158)	199
Deferred tax liabilities	(472)	(713)
Total	(630)	(514)	(613)
Provisions and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	510	503
Deferred tax liabilities	428	302
Total	938	805	741
Goodwill and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	286	51
Deferred tax liabilities	(4,149)	(3,748)
Total	(3,863)	(3,697)	(3,848)
Accelerated tax depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(38)	(18)
Deferred tax liabilities	(546)	(554)
Total	(584)	(572)	(700)
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	395	201
Deferred tax liabilities	20	33
Total	415	234	231
Fair value gains
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(22)	(1)
Deferred tax liabilities	(44)	(39)
Total	(66)	(40)	(42)
Fair value losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	12	23
Total	12	23	36
Share-based payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	118	84
Deferred tax liabilities	155	162
Total	273	246	€ 194
Lease liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	81	94
Deferred tax liabilities	100	95
Total	181	189
Right of use asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(83)	(92)
Deferred tax liabilities	(78)	(74)
Total	(161)	(166)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	191	92
Deferred tax liabilities	232	518
Total	€ 423	€ 610